Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciate Property and Equipment Using the Straight-Line Method

We depreciate property and equipment using the straight-line method as follows:

Leasehold improvement	Over the shorter of the terms of leases or 5 years when the renewal of leases is unconditional

Furniture, fixtures, and office equipment	6 years to 7 years

Schedule of Intangible Assets Estimated Useful Lives	Intangible assets that have determinable lives are amortized over their estimated useful lives based upon the usage of the asset, which is approximated using a straight-line method as follows:
Computer software – Point-of-sale system	10 years
Trademarks – brand name	6 years